UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2013

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited)	June 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.9%
Benesse Holdings Inc.	600	$21,627

Hotels, Restaurants & Leisure - 1.4%
Oriental Land Co., Ltd.	100	15,467
Tim Hortons Inc.	300	16,225

Total Hotels, Restaurants & Leisure		31,692

Media - 3.9%
British Sky Broadcasting Group PLC	1,611	19,406
SES	883	25,286
Shaw Communications Inc., Class B Shares	1,000	23,999
Thomson Reuters Corp.	700	22,843

Total Media		91,534

Multiline Retail - 1.0%
Canadian Tire Corp., Ltd., Class A Shares	302	22,737

Specialty Retail - 2.0%
Nitori Holdings Co., Ltd.	250	20,166
USS Co., Ltd.	200	25,388

Total Specialty Retail		45,554

Textiles, Apparel & Luxury Goods - 0.7%
Yue Yuen Industrial Holdings Ltd.	6,506	16,818

TOTAL CONSUMER DISCRETIONARY		229,962

CONSUMER STAPLES - 17.6%
Food & Staples Retailing - 9.1%
Colruyt SA	500	26,297
Delhaize Group	320	19,781
Empire Co., Ltd., Class A Shares	300	22,940
FamilyMart Co., Ltd.	560	23,884
Koninklijke Ahold NV	1,669	24,842
Lawson Inc.	300	22,898
Metro Inc., Class A Shares	295	19,770
Shoppers Drug Mart Corp.	500	23,067
Tesco PLC	1,956	9,859
William Morrison Supermarkets PLC	4,661	18,559

Total Food & Staples Retailing		211,897

Food Products - 2.5%
Nestle SA, Registered Shares	350	22,955
Want Want China Holdings Ltd.	9,043	12,755
Yamazaki Baking Co., Ltd.	2,000	23,493

Total Food Products		59,203

Household Products - 1.9%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,176	16,977
Reckitt Benckiser Group PLC	372	26,298

Total Household Products		43,275

Personal Products - 1.0%
Shiseido Co., Ltd.	1,500	22,338

Tobacco - 3.1%
British American Tobacco PLC	417	21,358
Imperial Tobacco Group PLC	732	25,384
Japan Tobacco Inc.	700	24,738

Total Tobacco		71,480

TOTAL CONSUMER STAPLES		408,193

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
China Petroleum & Chemical Corp., Class H Shares	26,000	$18,303
Keyera Corp.	478	25,707
Pembina Pipeline Corp.	300	9,179

TOTAL ENERGY		53,189

FINANCIALS - 13.5%
Commercial Banks - 3.6%
Bank of China Ltd., Class H Shares	33,000	13,573
China Construction Bank Corp., Class H Shares	28,109	19,896
China Minsheng Banking Corp. Ltd., Class H Shares	17,148	16,781
Gunma Bank Ltd.	4,000	22,101
National Bank of Canada	142	10,132

Total Commercial Banks		82,483

Diversified Financial Services - 0.9%
First Pacific Co., Ltd.	19,829	21,220

Insurance - 5.3%
Admiral Group PLC	230	4,642
Amlin PLC	3,954	23,652
Fairfax Financial Holdings Ltd.	65	25,561
Hiscox Ltd.	2,581	22,356
Lancashire Holdings Ltd.	1,900	22,887
Talanx AG	750	23,679	*

Total Insurance		122,777

Real Estate Investment Trusts (REITs) - 0.9%
Link REIT	4,192	20,646

Real Estate Management & Development - 2.8%
Daito Trust Construction Co., Ltd.	300	28,282
PSP Swiss Property AG, Registered Shares	200	17,321	*
Swiss Prime Site AG, Registered Shares	270	19,852	*

Total Real Estate Management & Development		65,455

TOTAL FINANCIALS		312,581

HEALTH CARE - 11.7%
Health Care Providers & Services - 1.0%
Miraca Holdings Inc.	500	22,989

Pharmaceuticals - 10.7%
AstraZeneca PLC	486	23,025
Chugai Pharmaceutical Co., Ltd.	1,000	20,730
Eisai Co., Ltd.	500	20,392
GlaxoSmithKline PLC	937	23,486
Mitsubishi Tanabe Pharma Corp.	1,500	19,434
Novartis AG, Registered Shares	345	24,508
Otsuka Holdings KK	600	19,812
Roche Holding AG	100	24,880
Santen Pharmaceutical Co., Ltd.	500	21,527
Shionogi & Co., Ltd.	800	16,697
Teva Pharmaceutical Industries Ltd., ADR	518	20,306
Tsumura & Co.	400	11,793

Total Pharmaceuticals		246,590

TOTAL HEALTH CARE		269,579

INDUSTRIALS - 4.0%
Industrial Conglomerates - 1.0%
Jardine Matheson Holdings Ltd.	400	24,200

Road & Rail - 3.0%
ComfortDelGro Corp. Ltd.	17,000	24,611
MTR Corp. Ltd.	6,161	22,560
West Japan Railway Co.	500	21,224

Total Road & Rail		68,395

TOTAL INDUSTRIALS		92,595

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 1.3%
VTech Holdings Ltd.	2,000	$30,247

Electronic Equipment, Instruments & Components - 0.4%
Nippon Electric Glass Co., Ltd.	2,000	9,740

Office Electronics - 1.2%
Neopost SA	400	26,554

TOTAL INFORMATION TECHNOLOGY		66,541

TELECOMMUNICATION SERVICES - 20.6%
Diversified Telecommunication Services - 13.8%
BCE Inc.	506	20,746
Bell Aliant Inc.	779	20,932
Bezeq Israeli Telecommunication Corp. Ltd.	18,589	24,728	(a)
Chunghwa Telecom Co., Ltd., ADR	656	21,064
Elisa OYJ	1,300	25,399
HKT Trust and HKT Ltd.	26,000	24,639
Nippon Telegraph & Telephone Corp.	500	25,912
Orange	2,200	20,813
PCCW Ltd.	52,991	24,938
Portugal Telecom, SGPS, SA, Registered Shares	4,300	16,735
Singapore Telecommunications Ltd.	8,000	23,795
Swisscom AG, Registered Shares	54	23,646
TDC A/S	3,136	25,416
Telefonica Deutschland Holding AG	3,000	21,711	(b)

Total Diversified Telecommunication Services		320,474

Wireless Telecommunication Services - 6.8%
China Mobile Ltd.	1,949	20,404
KDDI Corp.	600	31,216
NTT DoCoMo Inc.	15	23,306
Rogers Communications Inc., Class B Shares	537	21,037
StarHub Ltd.	7,000	23,085
Vodacom Group Ltd.	1,600	16,999
Vodafone Group PLC	7,379	21,083

Total Wireless Telecommunication Services		157,130

TOTAL TELECOMMUNICATION SERVICES		477,604

UTILITIES - 13.6%
Electric Utilities - 6.4%
Cheung Kong Infrastructure Holdings Ltd.	3,557	23,802
Chugoku Electric Power Co. Inc.	900	14,138
CLP Holdings Ltd.	2,433	19,684
Hokuriku Electric Power Co.	800	12,567
Power Assets Holdings Ltd.	2,843	24,541
Scottish & Southern Energy PLC	946	21,913
Spark Infrastructure Group	12,356	19,606	(b)
Terna SpA	3,204	13,312

Total Electric Utilities		149,563

Gas Utilities - 1.9%
Osaka Gas Co., Ltd.	5,000	21,123
Tokyo Gas Co., Ltd.	4,000	22,101

Total Gas Utilities		43,224

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY			SHARES	VALUE
Independent Power Producers & Energy Traders - 1.4%
Tractebel Energia SA			1,000	$15,538
TransAlta Corp.			1,232	16,880

Total Independent Power Producers & Energy Traders				32,418

Multi-Utilities - 2.9%
Centrica PLC			4,086	22,385
GDF Suez			1,080	21,150
National Grid PLC			2,062	23,396

Total Multi-Utilities				66,931

Water Utilities - 1.0%
Severn Trent PLC			900	22,778

TOTAL UTILITIES				314,914

TOTAL COMMON STOCKS (Cost - $2,035,854)				2,225,158

PREFERRED STOCKS - 1.7%
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Oi SA			4,200	7,379
Telefonica Brasil SA			700	15,811

TOTAL TELECOMMUNICATION SERVICES				23,190

UTILITIES - 0.7%
Electric Utilities - 0.7%
Companhia Energetica de Minas Gerais			1,737	15,497

TOTAL PREFERRED STOCKS (Cost - $52,270)				38,687

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,088,124)				2,263,845

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
Interest in $1,050,000,000 joint tri-party repurchase agreement dated 6/28/13 with RBS Securities Inc.; Proceeds at maturity - $69,001; (Fully collateralized by various U.S. government obligations, 0.250% to 2.125% due 11/30/14 to 3/31/18; Market value - $70,380) (Cost - $69,000)	0.100%	7/1/13	69,000	69,000

TOTAL INVESTMENTS - 100.8% (Cost - $2,157,124#)				2,332,845
Liabilities in Excess of Other Assets - (0.8)%				(18,124)

TOTAL NET ASSETS - 100.0%				$2,314,721

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

Summary of Investments by Country (unaudited)**

Japan	25.1%
United Kingdom	15.1
Canada	12.9
Hong Kong	10.9
Switzerland	5.7
China	4.4
Singapore	3.1
France	2.9
Brazil	2.3
Belgium	2.0
Germany	1.9
Israel	1.9
Denmark	1.1
Finland	1.1
Luxembourg	1.1
Netherlands	1.1
Taiwan	0.9
Australia	0.8
South Africa	0.7
Mexico	0.7
Portugal	0.7
Italy	0.6
Short -Term Investments	3.0

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Managed Volatility International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$2,200,430	$24,728	—	$2,225,158
Preferred stocks	38,687	—	—	38,687

Total long-term investments	$2,239,117	$24,728	—	$2,263,845

Short-term investments†	—	69,000	—	69,000

Total investments	$2,239,117	$93,728	—	$2,332,845

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Funds’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2013, securities valued at $24,728 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$235,163
Gross unrealized depreciation	(59,442)

Net unrealized appreciation	$175,721

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2013